Adoption of New and Revised Standards	12 Months Ended
Dec. 31, 2024
Expected Impact Of Initial Application Of New Standards Or Interpretations [Abstract]
Adoption of New and Revised Standards	2 Adoption of New and Revised Standards
(a) New and amended IFRS Accounting Standards that are effective for the current year
The Group applied for the first time certain standards and amendments, which are effective for annual periods beginning on or after 1 January 2024 (unless otherwise stated). The Group has not early adopted any other standard, interpretation or amendment that has been issued but is not yet effective.
Amendments to IFRS 16 Leases - Lease Liability in a Sale and Leaseback
The amendments to IFRS 16 add subsequent measurement requirements for sale and leaseback transactions that satisfy the requirements in IFRS 15 Revenue from Contracts with Customers to be accounted for as a sale. The amendments require the seller-lessee to determine ‘lease payments’ or
‘revised lease payments’ such that the seller-lessee does not recognise a gain or loss that relates to the right-of-use retained by the seller-lessee, after the commencement date.
The amendments do not affect the gain or loss recognised by the seller-lessee relating to the partial or full termination of a lease. Without these new requirements, a seller-lessee may have recognised a gain on the right-of-use it retains solely because of a remeasurement of the lease liability
(for example, following a lease modification or change in the lease term) applying the general requirements in IFRS 16.
This could have been particularly the case in a leaseback that includes variable lease payments that are not dependent on an index or rate.
The amendments had no impact on the Group’s consolidated financial statements.
Amendments to IAS 1 Presentation of Financial Statements - Classification of Liabilities as Current or
Non-Current
The amendments to IAS 1 published in January 2020 (effective for annual periods beginning on or after 1 January 2024) affect only the presentation of liabilities as current or non-current in the statement of financial position and not the amount or timing of recognition of any asset, liability, income or expense, or the information disclosed about those items.
The amendments clarify that the classification of liabilities as current or non-current is based on rights that are in existence at the end of the reporting period, specify that classification is unaffected by expectations about whether an entity will exercise its right to defer settlement of a liability, explain that rights are in existence if covenants are complied with at the end of the reporting period, and introduce a definition of ‘settlement’ to make clear that settlement refers to the transfer to the counterparty of cash, equity instruments, other assets or services.
The amendments had no material impact on the Group's consolidated financial statements.
2        Adoption of New and Revised Standards continued
Amendments to IAS 1 Presentation of Financial Statements – Non-current Liabilities with Covenants
The amendments to IAS 1 issued in October 2022 (effective for annual periods beginning on or after 1 January 2024) specify that only covenants that an entity is required to comply with on or before the end of the reporting period affect the entity’s right to defer settlement of a liability for at least 12 months after the reporting date (and therefore must be considered in assessing the classification of the liability as current or non-current). Such covenants affect whether the right exists at the end of the reporting period, even if compliance with the covenant is assessed only after the reporting date (e.g. a covenant based on the entity’s financial position at the reporting date that is assessed for compliance only after the reporting date).
The IASB also specifies that the right to defer settlement of a liability for at least 12 months after the reporting date is not affected if an entity only has to comply with a covenant after the reporting period.
However, if the entity’s right to defer settlement of a liability is subject to the entity complying with covenants within 12 months after the reporting period, an entity discloses information that enables users of financial statements to understand the risk of the liabilities becoming repayable within 12 months after the reporting period. This would include information about the covenants (including the nature of the covenants and when the entity is required to comply with them), the carrying amount of related liabilities and facts and circumstances, if any, that indicate that the entity may have difficulties complying with the covenants.
The amendments had no material impact on the Group's consolidated financial statements.
Amendments to IAS 7 Statement of Cash Flows and IFRS 7 Financial Instruments: Disclosures – Supplier
Finance Arrangements
The amendments add a disclosure objective to IAS 7 stating that an entity is required to disclose information about its supplier finance arrangements that enables users of financial statements to assess the effects of those arrangements on the entity’s liabilities and cash flows. In addition, IFRS 7 was amended to add supplier finance arrangements as an example within the requirements to disclose information about an entity’s exposure to concentration of liquidity risk.
The amendments had no material impact on the Group's consolidated financial statements.
(b) New and revised IFRS Accounting Standards in issue, but not yet effective
At the date of authorisation of these financial statements, the Group has not applied the following new and revised IFRS Accounting Standards.
Amendments to IAS 21 The Effects of Changes in Foreign Exchange Rates
The amendments to IAS 21 sets out the requirements to help entities to assess exchangeability between two currencies, and to determine the spot exchange rate, when exchangeability is lacking. An entity is impacted by the amendments when it has a transaction or an operation in a foreign currency that is not exchangeable into another currency at a measurement date for a specified purpose.
When a currency is not exchangeable into another currency, the spot exchange rate needs to be estimated. The objective in estimating the spot exchange rate at a measurement date is to determine the rate at which an orderly exchange transaction would take place at that date between market participants under prevailing economic conditions.
The amendments are applicable for annual periods beginning on or after 1 January 2025 with earlier adoption permitted.
These amendments are not expected to have a material impact on the Group's financial statements in future periods.
Amendments to IFRS 7 Financial Instruments: Disclosures and IFRS 9 Financial Instruments:
Classification and Measurement
In May 2024, the IASB issued amendments to IFRS 7 and IFRS 9 which include:
•A clarification on the derecognition requirements for financial assets and financial liabilities, including establishing a new accounting policy choice for derecognition of a financial liability when a payment is initiated by the reporting entity using an electronic payment system provided specific.
•Additional guidance on how the contractual cash flows for financial assets with environmental, social and corporate governance and similar features should be assessed.
•Clarifications on what constitute ‘non-recourse features’ and what are the characteristics of contractually linked instruments.
•The introduction of disclosures for financial instruments with contingent features and additional disclosure requirements for equity instruments classified at fair value through other comprehensive income.
The amendments are effective for annual periods beginning on or after 1 January 2026 with earlier adoption permitted. The Group is currently assessing the impact of these amendments.
IFRS 18 Presentation and Disclosure in Financial Statements
In April 2024, the IASB issued IFRS 18, which replaces IAS 1 Presentation of Financial Statements.
IFRS 18 introduces new requirements for presentation within the statement of profit or loss, including specified totals and subtotals. Furthermore, entities are required to classify all income and expenses within the statement of profit or loss into one of five categories: operating, investing, financing, income taxes and discontinued operations, whereof the first three are new.
It also requires disclosure of newly defined management-defined performance measures, subtotals of income and expenses, and includes new requirements for aggregation and disaggregation of financial information based on the identified ‘roles’ of the primary financial statements and the notes.
In addition, narrow-scope amendments have been made to IAS 7 Statement of Cash Flows, which include changing the starting point for determining cash flows from operations under the indirect method, from ‘profit or loss’ to ‘operating profit or loss’ and removing the optionality around classification of cash flows from dividends and interest. In addition, there are consequential amendments to several other standards.
IFRS 18, and the amendments to the other standards, is effective for annual periods beginning on or after 1 January 2027 with earlier adoption permitted. IFRS 18 will apply retrospectively.
2        Adoption of New and Revised Standards continued
The application of IFRS 18 will have an impact on the Group’s consolidated financial statements in future periods. The assessment to identify all impacts the amendments will have on the consolidated financial statements is ongoing.
IFRS 19 Subsidiaries without Public Accountability: Disclosures
In May 2024, the IASB issued IFRS 19, which allows eligible entities to elect to apply its reduced disclosure requirements while still applying the recognition, measurement and presentation requirements in other IFRS accounting standards. To be eligible, at the end of the reporting period, an entity must be a subsidiary as defined in IFRS 10, cannot have public accountability and must have a parent (ultimate or intermediate) that prepares consolidated financial statements, available for public use, which comply with
IFRS accounting standards.
IFRS 19 will become effective for annual periods beginning on or after 1 January 2027 with earlier adoption permitted.
As the Group’s equity instruments are publicly traded, it is not eligible to elect to apply IFRS 19.